Note 2 - Summary of Significant Accounting Policies (Details) - Fair Value Measurement on a Recurring Basis ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Note 2 - Summary of Significant Accounting Policies (Details) - Fair Value Measurement on a Recurring Basis [Line Items]
Short-term investments - debt security	¥ 2,026,256	$ 312,800	¥ 688,900
Debt Securities [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Fair Value Measurement on a Recurring Basis [Line Items]
Short-term investments - debt security	2,026,256		688,900
Fair Value, Inputs, Level 2 [Member] | Debt Securities [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Fair Value Measurement on a Recurring Basis [Line Items]
Short-term investments - debt security	¥ 2,026,256		¥ 688,900